Fair Value (Tables)	12 Months Ended
Dec. 31, 2017
Fair Value.
Summary of the principal amounts, carrying values and the estimated fair values of the Company's financial instruments

The following table summarizes the principal amounts, carrying values and the estimated fair values of our financial instruments (in thousands):

	December 31, 2017			December 31, 2016
	Principal / Notional Amount	Carrying Value	Estimated Fair Value	Principal / Notional Amount	Carrying Value	Estimated Fair Value
Financial assets:
Loans and investments, net	$2,652,538	$2,579,127	$2,652,520	$1,790,160	$1,695,732	$1,749,130
Loans held-for-sale, net	292,249	297,443	302,883	675,494	673,367	683,833
Capitalized mortgage servicing rights, net	n/a	252,608	286,073	n/a	227,743	245,456
Securities held-to-maturity, net	40,566	27,837	28,439	—	—	—
Derivative financial instuments	77,984	684	684	550,118	5,615	5,615
Financial liabilities:
Credit and repurchase facilities	$530,938	$528,573	$529,992	$908,680	$906,637	$907,883
Collateralized loan obligations	1,436,274	1,418,422	1,436,871	737,000	728,441	728,643
Debt Fund	70,000	68,084	70,000	—	—	—
Senior unsecured notes	97,860	95,280	99,582	97,860	94,522	99,034
Convertible senior unsecured notes, net	243,750	231,287	254,335	86,250	80,660	86,586
Junior subordinated notes	154,336	139,590	94,215	175,858	157,859	105,650
Related party financing	50,000	50,000	49,682	50,000	50,000	55,120
Derivative financial instruments	291,421	1,306	1,306	522,651	2,451	2,451

Schedule of certain financial assets and financial liabilities measured at fair value on a recurring basis

The fair values of these financial assets and liabilities were determined using the following input levels as of December 31, 2017 (in thousands):

			Fair Value Measurements Using Fair Value Hierarchy
	Carrying Value
		Fair Value	Level 1	Level 2	Level 3
Financial assets:
Derivative financial instruments	$684	$684	$—	$408	$276
Financial liabilities:
Derivative financial instruments	$1,306	$1,306	$—	$1,306	$—

Schedule of certain financial assets and financial liabilities measured at fair value on a nonrecurring basis

The fair values of these financial and non-financial assets were determined using the following input levels as of December 31, 2017 (in thousands):

			Fair Value Measurements Using Fair Value Hierarchy
	Net Carrying Value
		Fair Value	Level 1	Level 2	Level 3
Financial assets:
Impaired loans, net(1)	$100,766	$100,766	$—	$—	$100,766
Non-financial assets:
Long-lived assets(2)	$16,787	$16,787	$—	$—	$16,787

(1)	We had an allowance for loan losses of $62.8 million relating to five loans with an aggregate carrying value, before loan loss reserves, of $163.6 million at December 31, 2017.
(2)

During 2017 and 2016, we determined that our real estate owned properties exhibited indicators of impairment and impairment analyses were performed, resulting in impairment losses of $3.2 million and $11.2 million, respectively. See Note 10—Real Estate Owned and Held-For-Sale for details.

Schedule of quantitative information about Level 3 fair value measurements

        Quantitative information about Level 3 fair value measurements at December 31, 2017 were as follows ($ in thousands):

	Fair Value	Valuation Techniques	Significant Unobservable Inputs
Financial assets:
Impaired loans(1):
Land	$70,928	Discounted cash flows	Discount rate	15.00%
			Capitalization rate	7.25%
			Revenue growth rate	3.00%
Hotel	29,050	Discounted cash flows	Discount rate	9.00%
			Capitalization rate	7.00%
			Revenue growth rate	3.30%
Office	788	Discounted cash flows	Discount rate	11.00%
			Capitalization rate	9.00%
			Revenue growth rate	2.50%
Derivative financial instruments:
Rate lock commitments	276	Discounted cash flows	W/A discount rate	8.25%
Financial assets:
Long-lived assets:
Hotel	11,458	Discounted cash flows	Discount rate	11.75%
			Capitalization rate	9.75%
			Revenue growth rate	3.50%
			Hold period	3 years

(1)	Includes all impaired loans regardless of the period in which a loan loss provision was recorded.

Schedule of financial assets measured at fair value on a recurring basis using Level 3 inputs

A roll-forward of Level 3 derivative instruments were as follows (in thousands):

	Fair Value Measurements Using Significant Unobservable Inputs for the Year Ended December 31,
	2017	2016
Derivative assets
Balance at beginning of period	$2,816	$—
Additions from the Acquisition	—	4,529
Settlements	(79,360)	(26,157)
Realized gains recorded in earnings	76,544	21,628
Unrealized gains recorded in earnings	276	2,816

Balance at end of period	$276	$2,816

Schedule of components of fair value and other relevant information

        The following table presents the components of fair value and other relevant information associated with our rate lock commitments, forward sales commitments and the estimated fair value of cash flows from servicing on loans held-for-sale (in thousands):

	Notional/ Principal Amount	Fair Value of Servicing Rights	Interest Rate Movement Effect	Total Fair Value Adjustment
December 31, 2017
Rate lock commitments	$38,578	$276	$(278)	$(2)
Forward sale commitments	330,827	—	278	278
Loans held-for-sale, net (1)	292,249	5,806	—	5,806

Total		$6,082	$—	$6,082

(1)	Loans held-for-sale, net are recorded at the lower of cost or market on an aggregate basis and includes fair value adjustments related to estimated cash flows from MSRs.

Schedule of fair value of assets and liabilities

The fair value of these assets and liabilities was determined using the following input levels as of December 31, 2017 (in thousands):

			Fair Value Measurements Using Fair Value Hierarchy
	Carrying Value
		Fair Value	Level 1	Level 2	Level 3
Financial assets:
Loans and investments, net	$2,579,127	$2,652,520	$—	$—	$2,652,520
Loans held-for-sale, net	297,443	302,883	—	297,077	5,806
Capitalized mortgage servicing rights, net	252,608	286,073	—	—	286,073
Securities held-to-maturity, net	27,837	28,439	—	—	28,439
Financial liabilities:
Credit and repurchase facilities	$528,573	$529,992	$—	$291,536	$238,456
Collateralized loan obligations	1,418,422	1,436,871	—	—	1,436,871
Debt Fund	68,084	70,000	—	—	70,000
Senior unsecured notes	95,280	99,582	99,582	—	—
Convertible senior unsecured notes, net	231,287	254,335	—	254,335	—
Junior subordinated notes	139,590	94,215	—	—	94,215
Related party financing	50,000	49,682	—	—	49,682